Fair Value Disclosures (Tables)	12 Months Ended
Jan. 31, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities that are Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of January 31, 2013 and 2012 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

		Fair Value Measurement at Reporting Date Using:
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Balance at January 31, 2013
Assets:
Cash and cash equivalents	$237,276	$237,276	$—	$—
Forward exchange contracts	101	—	101	—

Total	$237,377	$237,276	$101	$—

Liabilities:
Forward exchange contracts	$79	$—	$79	$—

Total	$79	$—	$79	$—

Balance at January 31, 2012
Assets:
Cash and cash equivalents	$321,761	$321,761	$—	$—
Forward exchange contracts	415	—	415	—
Other	2,586	—	—	2,586

Total	$324,762	$321,761	$415	$2,586

Liabilities:
Forward exchange contracts	$646	$—	$646	$—

Total	$646	$—	$646	$—

Changes in Level 3 Instruments Measured on Recurring Basis

The following table presents the changes in Level 3 instruments measured on a recurring basis for the fiscal years ended January 31, 2013 and 2012:

	2013		2012
	Assets	Liabilities	Assets	Liabilities
Balance at February 1,	$2,586	$—	$388	$649
(Deletions)/additions	(968)	—	1,686	(111)
Net change in fair value included in earnings	(1,600)	—	724	(563)
Foreign currency translation	(18)	—	(212)	25

Balance at January 31,	$—	$—	$2,586	$—